Segment And Geographic Information (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 segment	Dec. 31, 2011
Segment And Geographic Information [Abstract]
Number of reportable segments	4
Property and equipment	$ 1,176,350	$ 1,023,180